Statements of Financial Condition (USD $)	Dec. 31, 2012	Dec. 31, 2011
Trading Equity:
Unrestricted cash	$ 57,406,016	$ 85,155,171
Restricted cash	6,014,943	9,058,228
Total cash	63,420,959	94,213,399
Net unrealized gain (loss) on open contracts (MS&Co.)	1,617,474	3,019,365
Net unrealized gain (loss) on open contracts (MSIP)	0	(43,288)
Total net unrealized gain (loss) on open contracts	1,617,474	2,976,077
Total Trading Equity	65,038,433	97,189,476
Interest receivable (MS&Co. & Morgan Stanley Wealth Management)	1,952	820
Total Assets	65,040,385	97,190,296
LIABILTIES
Redemptions payable	1,338,507	2,812,224
Accrued brokerage fees (MS&Co.)	321,906	474,378
Accrued management fees	80,476	158,126
Total Liabilities	1,740,889	3,444,728
PARTNERS' CAPITAL
Limited Partners	62,561,958	92,674,799
General Partner	737,538	1,070,769
Total Partners' Capital	63,299,496	93,745,568
Total Liabilities and Partners' Capital	65,040,385	97,190,296
NET ASSET VALUE PER UNIT (in dollars per unit)	$ 17.83	$ 20.94
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Trading Equity:
Unrestricted cash	40,334,590	54,498,150
Restricted cash	4,973,503	6,938,556
Total cash	45,308,093	61,436,706
Net unrealized gain (loss) on open contracts (MS&Co.)	(1,105,501)	(146,410)
Net unrealized gain (loss) on open contracts (MSIP)	0	236,359
Total net unrealized gain (loss) on open contracts	(1,105,501)	89,949
Total Trading Equity	44,202,592	61,526,655
Interest receivable (MS&Co. & Morgan Stanley Wealth Management)	1,281	1,376
Total Assets	44,203,873	61,528,031
LIABILTIES
Redemptions payable	1,086,272	2,022,443
Accrued brokerage fees (MS&Co.)	212,416	297,607
Accrued management fees	70,805	99,203
Total Liabilities	1,369,493	2,419,253
PARTNERS' CAPITAL
Limited Partners	42,313,890	58,393,243
General Partner	520,490	715,535
Total Partners' Capital	42,834,380	59,108,778
Total Liabilities and Partners' Capital	44,203,873	61,528,031
NET ASSET VALUE PER UNIT (in dollars per unit)	$ 9.69	$ 9.77
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Trading Equity:
Unrestricted cash	39,819,633	66,435,896
Restricted cash	5,368,625	5,028,161
Total cash	45,188,258	71,464,057
Net unrealized gain (loss) on open contracts (MS&Co.)	843,619	1,351,525
Net unrealized gain (loss) on open contracts (MSIP)	(155,907)	125,032
Total net unrealized gain (loss) on open contracts	687,712	1,476,557
Options purchased	0	1,720
Total Trading Equity	45,875,970	72,942,334
Interest receivable (MS&Co. & Morgan Stanley Wealth Management)	1,724	209
Total Assets	45,877,694	72,942,543
LIABILTIES
Redemptions payable	2,049,355	2,942,794
Accrued brokerage fees (MS&Co.)	224,040	358,188
Accrued management fees	56,010	89,546
Options written	0	3,973
Total Liabilities	2,329,405	3,394,501
PARTNERS' CAPITAL
Limited Partners	43,017,920	68,640,922
General Partner	530,369	907,120
Total Partners' Capital	43,548,289	69,548,042
Total Liabilities and Partners' Capital	$ 45,877,694	$ 72,942,543
NET ASSET VALUE PER UNIT (in dollars per unit)	$ 11.37	$ 12.62